Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	ALGER GLOBAL FOCUS FUND
CIK	dei_EntityCentralIndexKey	0001219064
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Alger Global Focus Fund - AC | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHUSX
Alger Global Focus Fund - AC | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHUCX
Alger Global Focus Fund - AC | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFGIX
Alger Global Focus Fund - AC | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFGZX